Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000127983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sarofim Equity Fund, Retail Class
Without Sales Load [Member] | C000127983
Average Annual Return [Line Items]
Average Annual Return, Percent	13.35%	12.07%	11.30%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	25.02%	14.53%	13.10%